Federated Capital Income Fund

Class A Shares

Class B Shares

Class C Shares

Class T Shares

Class F Shares

Class R Shares

Institutional Shares

Federated Floating Rate Strategic Income Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated Fund for U.S. Government Securities

Class A Shares

Class B Shares

Class C Shares

Class T Shares

Federated Intermediate Corporate Bond Fund

Institutional Shares

Service Shares

Federated Muni and Stock Advantage Fund

Class A Shares

Class B Shares

Class C Shares

Class T Shares

Class F Shares

Institutional Shares

Federated Real Return Bond Fund

Class A Shares

Class C Shares

Institutional Shares

Federated Short-Term Income Fund

Class A Shares

Institutional Shares

Service Shares

Class R6 Shares

(Collectively, the “Funds” or “Classes”)

Portfolios of Federated Income Securities Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on March 24, 2020, Accession No. 0001623632-20-000610. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE